Dividends Paid (Details) - USD ($)	1 Months Ended
	Mar. 21, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Paid (Textual)
Dividend per share excluding treasury shares	$ 0.040
Treasury shares			$ 20,102,500	$ 5,455,027